Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	[1]	$ 56,723	$ 61,989	$ 72,397
Interest-bearing deposits with banks		66,020	71,086
Securities		439,918	409,730
Assets purchased under reverse repurchase agreements and securities borrowed		350,803	340,191
Loans, net of allowance for loan losses		981,380	852,773
Other assets		92,155	81,371
Total assets		2,171,582	2,006,531
Liabilities and shareholders' equity
Deposits		1,409,531	1,231,687
Other liabilities		94,677	96,022
Subordinated debentures		13,546	11,386
Shareholders' equity		127,192	115,147
Total liabilities and equity		2,171,582	2,006,531
Parent [member]
Assets
Cash and due from banks		40,944	41,770	$ 48,062
Interest-bearing deposits with banks		54,009	61,256
Securities		233,376	217,490
Investments in bank subsidiaries and associated companies		57,926	55,082
Investments in other subsidiaries and associated companies		117,362	102,457
Assets purchased under reverse repurchase agreements and securities borrowed		174,131	150,207
Loans, net of allowance for loan losses		839,424	709,635
Net balances due from bank subsidiaries		97
Other assets		216,003	214,145
Total assets		1,733,272	1,552,042
Liabilities and shareholders' equity
Deposits		1,168,765	1,006,284
Net balances due to bank subsidiaries			10,132
Net balances due to other subsidiaries		17,840	6,866
Other liabilities		406,032	402,326
Total other liabilities		1,592,637	1,425,608
Subordinated debentures		13,546	11,386
Shareholders' equity		127,089	115,048
Total liabilities and equity		$ 1,733,272	$ 1,552,042

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at October 31, 2024 (October 31, 2023 – $3 billion; October 31, 2022 – $2 billion).